Accounts Receivable, Net and Accounts Receivable, Net – Related Party	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net and Accounts Receivable, Net – Related Party [Abstract]
ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE, NET – RELATED PARTY

NOTE 3 — ACCOUNTS RECEIVABLE, NET AND ACCOUNTS RECEIVABLE, NET – RELATED PARTY

Accounts receivable, net and accounts receivables, net – related party consists of the following:

	March 31,
	2026	2025
Accounts receivable, gross	$73,872	$1,288,000
Accounts receivable – related party, gross	769,231	-
Less: allowance for expected credit loss	(8,275)	(100,535)
Total	$834,828	$1,187,465

The aging analysis of gross accounts receivable, including related party balance, based on the due date is as follow:

	March 31,
	2026	2025
Not yet past due	$-	$6,410
Within 30 days past due	416,180	1,028,984
31 to 60 days past due	407,693	-
Over 90 days	19,230	252,606
Total	$843,103	$1,288,000

The movement of allowances for expected credit loss is as follow:

	March 31,
	2026	2025
Balance at beginning of the year	$(100,535)	$(4,306)
Provision	(122,278)	(96,229)
Write-offs	214,538	-
Ending balance	$(8,275)	$(100,535)